Related parties' transactions and balances - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Trade and other non-current receivables	$ 205,268	$ 136,351
YPF, Pampa Energa S.A. and Pan American Sur S.A [Member]
Disclosure of transactions between related parties [line items]
Trade and other non-current receivables	$ 4,741